Disclosure of detailed information about provision for reclamation and rehabilitation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Provision for reclamation and rehabilitation, beginning balance	$ 7,982	$ 7,846
Accretion	150	86
Disturbance incurred during the year	63	50
Provision for reclamation and rehabilitation, ending balance	8,195	7,982
Guanacevi, Mexico [Member]
Statements Line Items
Provision for reclamation and rehabilitation, beginning balance	2,086	2,058
Accretion	43	28
Disturbance incurred during the year	0	0
Provision for reclamation and rehabilitation, ending balance	2,129	2,086
Bolanitos, Mexico [Member]
Statements Line Items
Provision for reclamation and rehabilitation, beginning balance	1,772	1,755
Accretion	32	17
Disturbance incurred during the year	0	0
Provision for reclamation and rehabilitation, ending balance	1,804	1,772
El Cubo, Mexico [Member]
Statements Line Items
Provision for reclamation and rehabilitation, beginning balance	4,074	4,033
Accretion	74	41
Disturbance incurred during the year	0	0
Provision for reclamation and rehabilitation, ending balance	4,148	4,074
El Compas, Mexico [Member]
Statements Line Items
Provision for reclamation and rehabilitation, beginning balance	50	0
Accretion	1	0
Disturbance incurred during the year	63	50
Provision for reclamation and rehabilitation, ending balance	$ 114	$ 50